Document and Entity Information	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	CIIG Capital Partners II, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40802
Entity Tax Identification Number	86-1477978
Entity Address, Address Line One	87/1 Wireless Road
Entity Address, Address Line Two	26/F Capital Tower
Entity Address, Address Line Three	All Seasons Place Lumpini, Patumwan
Entity Address, City or Town	Bangkok
Entity Address, Country	TH
Entity Address, Postal Zip Code	10330
Country Region	66
City Area Code	2654
Local Phone Number	3550
Entity Information, Former Legal or Registered Name	CIIG Capital Partners II, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001841338